Financial Instruments - Summary of Additional Information Related to Authorization of Undiscounted Contractual Obligations and Commercial Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Nov. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of liquidity risk [line items]
Loans and financing	$ 4,448.0		$ 91.0	$ 3,647.6	$ 4,198.3
Lease liability	64.7	$ 1.6	38.6	$ 57.6
Other liabilities	213.0		128.7
Less than one year [member]
Disclosure of liquidity risk [line items]
Total			1,354.5
Less than one year [member] | Included in the statement of financial position [member]
Disclosure of liquidity risk [line items]
Loans and financing			15.8
Trade accounts payable			358.0
Recourse and non recourse debt			4.0
Lease liability			7.5
Other liabilities			3.3
Subtotal			388.6
Less than one year [member] | Included in assets and liabilities held for sale [member]
Disclosure of liquidity risk [line items]
Loans and financing			330.8
Trade accounts payable			474.7
Lease liability			2.3
Financial guarantee and residual value guarantees			30.8
Other liabilities			127.3
Subtotal			965.9
One to three years [member]
Disclosure of liquidity risk [line items]
Total			1,189.3
One to three years [member] | Included in the statement of financial position [member]
Disclosure of liquidity risk [line items]
Loans and financing			42.7
Recourse and non recourse debt			7.9
Lease liability			12.1
Other liabilities			52.8
Subtotal			115.5
One to three years [member] | Included in assets and liabilities held for sale [member]
Disclosure of liquidity risk [line items]
Loans and financing			1,012.5
Lease liability			5.6
Financial guarantee and residual value guarantees			50.5
Other liabilities			5.2
Subtotal			1,073.8
Three to five years [member]
Disclosure of liquidity risk [line items]
Total			919.9
Three to five years [member] | Included in the statement of financial position [member]
Disclosure of liquidity risk [line items]
Loans and financing			10.5
Recourse and non recourse debt			4.4
Lease liability			5.0
Other liabilities			70.9
Subtotal			90.8
Three to five years [member] | Included in assets and liabilities held for sale [member]
Disclosure of liquidity risk [line items]
Loans and financing			781.4
Lease liability			0.7
Financial guarantee and residual value guarantees			47.0
Subtotal			829.1
More than five years [member]
Disclosure of liquidity risk [line items]
Total			2,080.1
More than five years [member] | Included in the statement of financial position [member]
Disclosure of liquidity risk [line items]
Loans and financing			33.7
Recourse and non recourse debt			1.3
Lease liability			14.0
Other liabilities			1.7
Subtotal			50.7
More than five years [member] | Included in assets and liabilities held for sale [member]
Disclosure of liquidity risk [line items]
Loans and financing			2,016.6
Lease liability			0.8
Financial guarantee and residual value guarantees			12.0
Subtotal			2,029.4
Cash flow [member]
Disclosure of liquidity risk [line items]
Total			5,543.8
Cash flow [member] | Included in the statement of financial position [member]
Disclosure of liquidity risk [line items]
Loans and financing			102.7
Trade accounts payable			358.0
Recourse and non recourse debt			17.6
Lease liability			38.6
Other liabilities			128.7
Subtotal			645.6
Cash flow [member] | Included in assets and liabilities held for sale [member]
Disclosure of liquidity risk [line items]
Loans and financing			4,141.3
Trade accounts payable			474.7
Lease liability			9.4
Financial guarantee and residual value guarantees			140.3
Other liabilities			132.5
Subtotal			$ 4,898.2
Liquidity risk [member] | Less than one year [member]
Disclosure of liquidity risk [line items]
Loans and financing	568.0
Trade accounts payable	502.3
Recourse and non recourse debt	4.2
Financial guarantees	42.6
Lease liability	10.1
Other liabilities	11.4
Total	1,138.6
Liquidity risk [member] | One to three years [member]
Disclosure of liquidity risk [line items]
Loans and financing	1,591.6
Recourse and non recourse debt	6.5
Financial guarantees	44.1
Lease liability	19.4
Other liabilities	49.5
Total	1,711.1
Liquidity risk [member] | Three to five years [member]
Disclosure of liquidity risk [line items]
Loans and financing	1,666.1
Recourse and non recourse debt	3.2
Financial guarantees	36.6
Lease liability	11.9
Other liabilities	134.5
Total	1,852.3
Liquidity risk [member] | More than five years [member]
Disclosure of liquidity risk [line items]
Loans and financing	1,923.8
Recourse and non recourse debt	0.0
Financial guarantees	1.9
Lease liability	23.3
Other liabilities	17.4
Total	1,966.4
Liquidity risk [member] | Cash flow [member]
Disclosure of liquidity risk [line items]
Loans and financing	5,749.5
Trade accounts payable	502.3
Recourse and non recourse debt	13.9
Financial guarantees	125.2
Lease liability	64.7
Other liabilities	212.8
Total	$ 6,668.4